UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  028-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

 /s/   David Elliott     Rockville, MD/USA     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $459,837 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI BRAZIL      464286400      744    12963 SH       SOLE                        0        0    12963
ISHARES INC                    MSCI CDA INDEX   464286509      836    31421 SH       SOLE                        0        0    31421
ISHARES INC                    MSCI PAC J IDX   464286665     5004   128548 SH       SOLE                        0        0   128548
ISHARES INC                    MSCI S KOREA     464286772     1077    20604 SH       SOLE                        0        0    20604
ISHARES INC                    MSCI JAPAN       464286848      170    18640 SH       SOLE                        0        0    18640
ISHARES INC                    MSCI HONG KONG   464286871      602    38925 SH       SOLE                        0        0    38925
ISHARES SILVER TRUST           ISHARES          46428Q109      462    17167 SH       SOLE                        0        0    17167
ISHARES TR                     BARCLYS TIPS BD  464287176     1412    12103 SH       SOLE                        0        0    12103
ISHARES TR                     S&P 500 INDEX    464287200   134264  1065928 SH       SOLE                        0        0  1065928
ISHARES TR                     BARCLY USAGG B   464287226    25200   228575 SH       SOLE                        0        0   228575
ISHARES TR                     MSCI EMERG MKT   464287234     7393   194860 SH       SOLE                        0        0   194860
ISHARES TR                     IBOXX INV CPBD   464287242      813     7150 SH       SOLE                        0        0     7150
ISHARES TR                     S&P MIDCAP 400   464287507      412     4702 SH       SOLE                        0        0     4702
ISHARES TR                     RUSSELL1000GRW   464287614    32891   569144 SH       SOLE                        0        0   569144
ISHARES TR                     RUSL 2000 VALU   464287630     1230    18737 SH       SOLE                        0        0    18737
ISHARES TR                     RUSSELL 2000     464287655     6531    88550 SH       SOLE                        0        0    88550
ISHARES TR                     RUSSELL 3000     464287689      614     8277 SH       SOLE                        0        0     8277
ISHARES TR                     MSCI GRW IDX     464288885    23789   480301 SH       SOLE                        0        0   480301
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     2014    39169 SH       SOLE                        0        0    39169
SPDR GOLD TRUST                GOLD SHS         78463V107   178162  1172193 SH       SOLE                        0        0  1172193
VANGUARD INDEX FDS             REIT ETF         922908553     8296   143028 SH       SOLE                        0        0   143028
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1416    35713 SH       SOLE                        0        0    35713
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    25306   662277 SH       SOLE                        0        0   662277
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     1199    39158 SH       SOLE                        0        0    39158